Related-Party Disclosures	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Related-Party Disclosures	Related-Party Disclosures
At December 31, 2025, the Company had subsidiaries and structured entities that it controlled and included in its consolidated financial statements. The Company also enters into related-party transactions through a number of joint ventures, associates, and joint operations. These transactions involve providing or receiving services entered into in the normal course of business.

The following lists the most significant entities where the Company owns 100% of the voting and restricted securities.

Name	Jurisdiction of Incorporation
International Insurance Group Inc.	Barbados
Mustang Acquisition Holdings Inc.	Delaware, United States
Stantec Australia Holdings No.1 Pty Ltd	Australia
Stantec Australia Pty Ltd	Australia
Stantec Consulting International LLC	Arizona, United States
Stantec Consulting International Ltd.	Canada
Stantec Consulting Ltd./Stantec Experts-conseils ltée	Canada
Stantec Consulting Michigan Inc.	Michigan, United States
Stantec Consulting Services Inc.	New York, United States
Stantec Delaware V LLC	Delaware, United States
Stantec Delaware VI LLC	Delaware, United States
Stantec Global Capital Limited	United Kingdom
Stantec GS Inc.	Virginia, United States
Stantec Holdings GP ULC	Canada
Stantec Holdings LP	Canada
Stantec Holdings ULC	Canada
Stantec International Consulting, Inc.	Delaware, United States
Stantec New Zealand	New Zealand
Stantec Technology International Inc.	Delaware, United States
Stantec US Insurance Group, Inc.	Arizona, United States
Stantec UK Limited	United Kingdom

There are no significant restrictions on the Company’s ability to access or use assets or to settle liabilities of its subsidiaries. Financial statements of all subsidiaries are prepared as at the same reporting date as the Company’s.

Structured entities
At December 31, 2025, the Company had management agreements in place with several entities to provide various services, including architecture, engineering, planning, and project management. These entities have been designed so that voting rights are not the dominant factor in deciding who controls the entity. Each entity has a management agreement in place that provides the Company with control over the relevant activities of the entity where it has been assessed that the Company is exposed to variable returns of the entity and can use its power to influence the variable returns. The Company receives a management fee generally equal to the net income of the entities and has an obligation regarding the liabilities and losses of the entities. Based on these facts and circumstances, management determined that the Company controls these entities and they are consolidated in the Company’s consolidated financial statements.
The following lists the most significant structured entities that are consolidated in the Company’s financial statements.

Name	Jurisdiction of Incorporation
Stantec Architecture Inc.	North Carolina, United States
Stantec Architecture Ltd.	Canada
Stantec Geomatics Ltd.	Canada
Stantec International Inc.	Pennsylvania, United States

Joint operations
The Company also conducted its business through joint operations, the most significant of which are listed below.

Name	Ownership Interests	Jurisdiction

Stantec and WSP Gold Coast JV	70%	Australia
Galveston Coastal Service	50%	United States
RMTC-Stantec JV	50%	United States
Water Smart Alliance JV	45%	United States
Starr ll, a Joint Venture	37.5%	United States
WSM Pacific SIOP, a Joint Venture	32%	United States
Better Together (B2G) Joint Venture	10%	Australia

Joint ventures
The Company enters into transactions through its investments in joint ventures. The following table provides the total dollar amount for transactions that have been entered into with related parties.

	For the year ended December 31, 2025			For the year ended December 31, 2024
	Sales to Related Parties $	Distributions Paid $	Amounts Owed by Related Parties $	Sales to Related Parties $	Distributions Paid $	Amounts Owed by Related Parties $
Joint ventures	207.3	6.9	30.0	143.0	0.9	24.5

Compensation of key management personnel and directors of the Company

		For the year ended December 31,
		2025	2024
	Note	$	$
Salaries and other short-term employment benefits		21.3	18.0
Directors’ fees, including DSUs	22	5.2	5.2
Share-based compensation for key management	22	18.3	16.1
Total compensation		44.8	39.3

The Company’s key management personnel include its Chief Executive Officer (CEO), Chief Operating Officers, Chief Financial Officer, Chief Practice Officer, Chief Growth & Innovation Officer, Chief Corporate Services Officer, and Executive Vice Presidents. In 2025, the retirement of the Chief Practice and Project Officer role was replaced with the Chief Practice Officer and the Chief Corporate Services Officer. The amounts disclosed in the table are the amounts recognized as an expense related to key management personnel and directors during the year. Share-based compensation includes the fair value adjustment for the year.